FPA Crescent Fund – Institutional Class (FPACX)

Supplement dated February 18, 2022 to the Prospectus
dated April 30, 2021, as amended June 1, 2021

This Supplement amends information in the Prospectus for FPA Crescent Fund – Institutional Class (the “Fund”), dated April 30, 2021, as amended June 1, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

The Fund’s Board of Trustees has unanimously approved the elimination of the Fund’s 2% redemption fee imposed on shares held less than 90 days. In order to eliminate the 2% redemption fee, the following sections are amended effective February 18, 2022, as follows:

The section titled “Shareholder Fees” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None
Exchange Fee	None

The second paragraph of the section titled “ReFlow Liquidity Program” beginning on page 29 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Institutional Class shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in-kind policies described under “Other Shareholder Services” below. The Fund’s Board of Trustees has approved the Fund’s use of the ReFlow program.

The first paragraph of the section titled “How to Redeem Your Shares” on page 33 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Redeeming (Selling) Your Shares—Redemption Payments May Be Made By Check, Wire or ACH. You can redeem (sell) for cash without charge any or all of your shares at any time by sending a written request to UMB Fund Services, Inc. Faxes are not acceptable. You can also place redemption requests through dealers, but they may charge a fee. If you are selling shares from a retirement plan, you should consult the plan documentation concerning federal tax consequences and consult your plan custodian about applicable procedures for selling shares.

The section titled “2% Redemption Fee” on beginning on page 34 of the Prospectus is hereby deleted in its entirety.

The section titled “Excessive Trading and Market Timing” on page 36 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Excessive Trading and Market Timing. The Fund is not intended as a vehicle for frequent trading and/or market timing in an attempt to profit from short-term fluctuations in the securities markets and does not accommodate frequent trading. The Board has adopted policies and procedures designed to deter or prevent frequent purchases and redemptions. Such trading could interfere with the efficient management of the Fund’s portfolio, increase brokerage and administrative costs and dilute the value of Fund shares held by long-term investors. In addition, exchanges between this Fund and the other FPA Funds are limited to no more than four exchanges during any calendar year (see the section titled “How to Exchange Your Shares”). Irrespective of these exchange limits, the Fund reserves the right to reject any purchase request (including in connection with an exchange) if management determines in its discretion that the request may be part of a pattern of excessive trading that could adversely affect the Fund. Notifications will be made in writing by the Fund within five days. There can be no assurance that the Fund will successfully detect or prevent market timing.

The second paragraph of the section titled “How to Exchange Your Shares” on page 36 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund can change or discontinue the right to exchange Fund shares into other FPA Funds upon 60 days’ notice to shareholders.

PLEASE RETAIN FOR FUTURE REFERENCE.

FPA Crescent Fund – Supra Institutional Class (FPCSX)

Supplement dated February 18, 2022 to the Prospectus
dated April 30, 2021, as amended June 1, 2021

This Supplement amends information in the Prospectus for FPA Crescent Fund – Supra Institutional Class (the “Fund”), dated April 30, 2021, as amended June 1, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

The Fund’s Board of Trustees has unanimously approved the elimination of the Fund’s 2% redemption fee imposed on shares held less than 90 days. In order to eliminate the 2% redemption fee, the following sections are amended effective February 18, 2022, as follows:

The section titled “Shareholder Fees” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None
Exchange Fee	None

The second paragraph of the section titled “ReFlow Liquidity Program” beginning on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Supra Institutional Class shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in-kind policies described under “Other Shareholder Services” below. The Fund’s Board of Trustees has approved the Fund’s use of the ReFlow program.

The first paragraph of the section titled “How to Redeem Your Shares” on page 34 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Redeeming (Selling) Your Shares—Redemption Payments May Be Made By Check, Wire or ACH. You can redeem (sell) for cash without charge any or all of your shares at any time by sending a written request to UMB Fund Services, Inc. Faxes are not acceptable. You can also place redemption requests through dealers, but they may charge a fee. If you are selling shares from a retirement plan, you should consult the plan documentation concerning federal tax consequences and consult your plan custodian about applicable procedures for selling shares.

The section titled “2% Redemption Fee” on beginning on page 35 of the Prospectus is hereby deleted in its entirety.

The section titled “Excessive Trading and Market Timing” on page 36 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Excessive Trading and Market Timing. The Fund is not intended as a vehicle for frequent trading and/or market timing in an attempt to profit from short-term fluctuations in the securities markets and does not accommodate frequent trading. The Board has adopted policies and procedures designed to deter or prevent frequent purchases and redemptions. Such trading could interfere with the efficient management of the Fund’s portfolio, increase brokerage and administrative costs and dilute the value of Fund shares held by long-term investors. In addition, exchanges between this Fund and the other FPA Funds are limited to no more than four exchanges during any calendar year (see the section titled “How to Exchange Your Shares”). Irrespective of these exchange limits, the Fund reserves the right to reject any purchase request (including in connection with an exchange) if management determines in its discretion that the request may be part of a pattern of excessive trading that could adversely affect the Fund. Notifications will be made in writing by the Fund within five days. There can be no assurance that the Fund will successfully detect or prevent market timing.

The second paragraph of the section titled “How to Exchange Your Shares” on page 37 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund can change or discontinue the right to exchange Fund shares into other FPA Funds upon 60 days’ notice to shareholders.

PLEASE RETAIN FOR FUTURE REFERENCE.

FPA Crescent Fund

FPACX – Institutional Class
FPCSX – Supra Institutional Class

Supplement dated February 18, 2022 to the Statement
of Additional Information dated April 30, 2021

This Supplement amends information in the Statement of Additional Information for FPA Crescent Fund (the “Fund”) dated April 30, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

The Fund’s Board of Trustees has unanimously approved the elimination of the Fund’s 2% redemption fee imposed on shares held less than 90 days. In order to eliminate the 2% redemption fee, the following sections are amended effective February 18, 2022, as follows:

The section titled “Redemption Fee” on beginning on page 65 of the Statement of Additional Information is hereby deleted in its entirety.

The first paragraph titled “Excessive Trading and Market Timing” on beginning on page 66 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Excessive Trading and Market Timing. The Fund is not intended as a vehicle for frequent trading and/or market timing in an attempt to profit from short-term fluctuations in the securities markets and does not accommodate frequent trading. The Board has adopted policies and procedures designed to deter or prevent frequent purchases and redemptions. Such trading could interfere with the efficient management of the Fund’s portfolio, increase brokerage and administrative costs and dilute the value of Fund shares held by long-term investors. Exchanges between this Fund and the other FPA Funds are limited to no more than four exchanges during any calendar year (see the section titled “How to Exchange Your Shares” in the Prospectus). Irrespective of the exchange limits, the Fund reserves the right to reject any purchase request (including in connection with an exchange) if management determines in its discretion that the request may be part of a pattern of excessive trading that could adversely affect the Fund. Notifications will be made in writing by the Fund within five days. Further, the Fund fair values its holdings, when applicable, as described under “Investing with the Fund” in the Prospectus. There can be no assurance that the Fund will successfully detect or prevent market timing.

PLEASE RETAIN FOR FUTURE REFERENCE.